Investment Strategy	Jun. 09, 2026
Leverage Shares 2X Long ASTS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the telecommunication services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

AST SpaceMobile, Inc is a satellite communications company that is building a space-based cellular broadband network designed to provide connectivity directly to standard mobile devices. The company is developing and deploying a constellation of low Earth orbit satellites and related ground infrastructure to provide voice, data and video services through partnerships with mobile network operators. The common stock of AST SpaceMobile, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SWMR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Swarmer, Inc. is a defense technology company that develops vendor-agnostic autonomous drone swarm software for military applications. The company’s software platforms are designed to enable autonomous swarm coordination, collaborative autonomy and the integration and operation of multiple unmanned systems across air, land and maritime environments. The common stock of Swarmer, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-43192 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long GOOGL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the media and entertainment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Alphabet Inc. is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google Services segment and also offers products and services including search, YouTube, cloud computing, subscriptions, platforms and devices, and other technology services. The common stock of Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AXTI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

AXT, Inc. is a materials science company that develops and produces high-performance compound and single-element semiconductor substrates, also known as wafers. The company produces substrates used in applications including wireless communications, optoelectronics and other semiconductor devices, and its subsidiaries also produce and sell certain raw materials used in its manufacturing process and to third parties. The common stock of AXT, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-24085 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long TSEM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Tower Semiconductor Ltd. is an Israeli independent semiconductor foundry that manufactures analog-intensive semiconductor devices for customers. The company provides process technologies and manufacturing services for applications including radio frequency, power management, image sensors, and other analog and mixed-signal semiconductor devices serving consumer, industrial, automotive, medical and aerospace and defense markets. The common stock of Tower Semiconductor Ltd. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-24790 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long GFS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

GlobalFoundries Inc. is a semiconductor foundry that manufactures integrated circuits for customers. The company provides a range of process technologies and manufacturing services for applications including communications infrastructure, mobile and wireless devices, automotive, industrial and other high-growth markets. The common stock of GlobalFoundries Inc. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40974 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long MTSI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

MACOM Technology Solutions Holdings, Inc. is a supplier of semiconductor products that designs and manufactures analog semiconductor solutions for use in wireless and wireline communications, industrial and defense, and data center applications. The company provides a portfolio of radio frequency, microwave, millimeter wave and optical semiconductor products used in communications infrastructure, cloud data centers, and other high-performance applications. The common stock of MACOM Technology Solutions Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-35451 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SMTC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Semtech Corporation is a semiconductor company that designs, develops and markets analog and mixed-signal semiconductor products and advanced algorithms. The company provides solutions for infrastructure, high-end consumer and industrial applications, including signal integrity, wireless and sensing products, and other semiconductor technologies. The common stock of Semtech Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-06395 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long VIAV Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Viavi Solutions Inc. is a provider of network test, monitoring and assurance solutions and optical technologies. The company designs, manufactures and sells products and services that enable the testing, measurement and optimization of communications networks and the production of optical components used in telecommunications, aerospace, defense and industrial applications. The common stock of Viavi Solutions, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-22874 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ONTO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Onto Innovation Inc. is a provider of process control tools for the semiconductor industry. The company designs, develops, manufactures and supports metrology and inspection tools, lithography systems and process control analytical software used by semiconductor and advanced packaging device manufacturers. The common stock of Onto Innovation, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39110 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long APH Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Amphenol Corporation is a manufacturer of interconnect products, including connectors, cable assemblies and related components. The company designs, manufactures and markets products used in a broad range of applications, including communications, information technology and data communications, mobile devices, automotive, industrial, aerospace and defense markets. The common stock of Amphenol Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-10879 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long TEL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

TE Connectivity plc is a manufacturer of connectivity and sensor solutions. The company designs and manufactures products that connect and protect the flow of power and data in a wide range of applications, including transportation, industrial equipment, communications infrastructure, data centers, aerospace and defense, and medical technology. The common stock of TE Connectivity plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-33260 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Fabrinet is a provider of advanced optical packaging and precision optical, electro-mechanical and electronic manufacturing services. The company offers design, engineering, manufacturing and supply chain services primarily to original equipment manufacturers in the optical communications, industrial lasers, automotive, medical and other advanced technology industries. The common stock of Fabrinet is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34775 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long JBL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Jabil Inc. is a manufacturing solutions provider that offers comprehensive design, manufacturing, supply chain and product management services. The company serves a broad range of end markets, including electronics, healthcare, automotive, industrial, cloud and data center infrastructure, and communications. The common stock of Jabil Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-14063 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long KEYS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Keysight Technologies, Inc. is a provider of electronic design and test solutions. The company designs, develops and markets hardware and software products and services used in the design, development, manufacturing, installation, deployment and operation of electronics equipment and networks across communications, aerospace, defense, automotive, energy and general electronics industries. The common stock of Keysight Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36334 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ASX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ASE Technology Holding Co., Ltd. is a Taiwanese provider of semiconductor assembly, testing and packaging services. The company offers a range of services, including semiconductor packaging, testing, electronic manufacturing services and related solutions, serving customers in the communications, computing, consumer electronics, automotive and industrial markets. The common stock of ASE Technology Holding Co., Ltd. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-16125 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on ASX, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the shares of the ADR or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long HPE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Hewlett Packard Enterprise Company is an enterprise technology company that provides solutions for computing, storage, networking and related services. The company offers products and services that support data processing, cloud computing, edge computing and information technology infrastructure for enterprise customers across a range of industries. The common stock of Hewlett Packard Enterprise Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37483 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ADI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Analog Devices, Inc. is a semiconductor company that designs, manufactures, tests and markets analog, mixed-signal and digital signal processing integrated circuits. The company’s products are used in a wide range of applications, including industrial, automotive, communications and consumer markets, and are designed to convert, condition and process real-world signals such as sound, temperature, motion and pressure. The common stock of Analog Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-7819 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long MCHP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Microchip Technology Incorporated is a semiconductor company that designs, develops, manufactures and sells embedded control solutions. The company provides microcontrollers, analog products, memory, connectivity and other semiconductor products used in applications across industrial, automotive, communications, consumer and computing markets. The common stock of Microchip Technology Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-42569 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long AEHR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Aehr Test Systems is a provider of test and burn-in equipment for semiconductor devices. The company designs, manufactures and markets systems used in the testing, burn-in and reliability screening of semiconductor devices, including silicon carbide and other power semiconductors used in automotive, industrial and other applications. The common stock of Aehr Test Systems is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-22893 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.